Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Balance at beginning	$ 64,953,000	$ 65,144,000
Goodwill acquired	34,773,000	0
Currency translation adjustments	325,000	(191,000)
Balance at ending	$ 100,051,000	$ 64,953,000